PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Projected Benefit Obligations (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 02, 2016 USD ($)	Dec. 31, 2016 USD ($) item	Jan. 02, 2016 USD ($)
U.S.
Change in projected benefit obligations
Projected benefit obligations at beginning of year		$ 1,088.9	$ 1,161.1
Service cost		0.4	0.4
Interest cost		34.4	45.8
Actuarial (gain) loss	$ 72.0	39.1	(58.3)
Benefits paid		(59.9)	(60.1)
Settlements	$ (70.0)	(69.2)
Projected benefit obligations at end of year		1,033.7	1,088.9
Accumulated benefit obligations at end of year		1,033.7	1,088.9
Int'l
Change in projected benefit obligations
Projected benefit obligations at beginning of year		674.7	737.1
Service cost		13.9	13.8
Interest cost		16.4	17.3
Participant contribution		2.9	3.1
Amendments		(0.6)	(0.7)
Actuarial (gain) loss		123.8	(1.4)
Plan transfers			2.5
Acquisition		14.6
Benefits paid		(21.8)	(19.0)
Curtailments		(0.3)	(2.7)
Settlements			(13.3)
Foreign currency translation		(60.7)	(62.0)
Projected benefit obligations at end of year		762.9	674.7
Accumulated benefit obligations at end of year		$ 704.8	625.4
Int'l | Mactac Acquisition | Belgium
Change in projected benefit obligations
Number of plans | item		2
U.S. Postretirement Health Benefits
Change in projected benefit obligations
Projected benefit obligations at beginning of year		$ 5.9	8.0
Interest cost		0.2	0.2
Participant contribution		0.5	0.8
Actuarial (gain) loss		(0.2)	(1.4)
Benefits paid		(1.4)	(1.7)
Projected benefit obligations at end of year		$ 5.0	$ 5.9